Segment Information - Additional Information (Details) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020 Segment	Mar. 31, 2022 USD ($) Segment	Jun. 30, 2020 Segment	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of operating segment | Segment	3	1	1	3
Total assets | $		$ 434,202		$ 414,128	$ 431,008